Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MORGAN STANLEY FOCUS GROWTH FUND
Central Index Key	0000314366
Amendment Flag	false
Document Creation Date	Jun. 13, 2013
Document Effective Date	Jun. 13, 2013
Prospectus Date	Jun. 13, 2013
Morgan Stanley Focus Growth Fund | I
Risk/Return:
Trading Symbol	AMODX